UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                           Form 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [x]; Amendment Number:       1
                                               --------------
     This Amendment (Check only one.):   [ ] is a restatement.
                                         [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  OMERS Administration Corporation
       One University Avenue
       Suite 800
       Toronto, Ontario
       M5J 2P1
       Canada

Form 13F File Number: 028-12070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:  Jenny Tsouvalis
Title: Senior Vice-President, Investment Operations & Applications
Phone: (416) 947-7201

Signature, Place, and Date of Signing:

[signed]  "Jenny Tsouvalis"    Toronto, ON Canada         March 5, 2009
---------------------------    --------------------       --------------------
[Signature]                    [City, State]              [Date]

Report Type:

[ ]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[x]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.     Form 13F File Number          Name
6201    28-06174                      Franklin Templeton Int'l
6207    28-04731                      Schroder Asset Mgmt Pacific Rim portfolio
6219    28-06174                      Franklin Templeton Emerging Market
6226    28-04134                      J.P. Morgan Investment Mgmt Inc.
6228    28-03946                      Barclays Global Investors Canada Ltd.
6229    28-05990                      Acadian Asset Mgmt Inc.
6230    28-03743                      Marathon Asset Mgmt Ltd.
6231    28-01222                      Tweedy Browne Co. LLC
6232    28-06518                      First State Investments
6251    28-06854                      Relational Investor LLC

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
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Form 13F Information Table Entry Total: 1
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Form 13F Information Table Value Total: US $ 262
                                        ----------------------------------------
                                        (thousands)

List of Other Included Managers:

None

                 FORM 13F INFORMATION TABLE: OMERS as at December 31, 2007

                 Col 1                       Col 2        Col 3     Col 4            Col 5       Col 6   Col 7       Col 8
                                                                                                               Voting Authority
Name of Issuer                           Title          Cusip     US$        Shrs or    Sh/ Put/ Invest. Other Sole       Sha- None
                                         of Class                 Value      Prn Amt    Prn Call Discr-  Man-             red
					                          (x$1000)                       etion   agers

NOVA CHEMICALS CORP COM                  COM            66977W109       262       8,000 SH       SOLE               8,000 0    0
                                                                   --------
                                                                        262
                                                                   ========